Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
	Jun. 08, 2022	Jun. 30, 2022	Jun. 30, 2021	[1]	Jun. 30, 2022	Jun. 30, 2021	[1]	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Intangible Assets		$ 73			$ 73			$ 78
Private Equity Investments		53			53			53
Other Equity Investments		0			0			77
Net Investment in Finance Leases		63			63			60
Long-Term Receivables and Prepaids		53			53			77
Precious Metals		79			79			85
Other		2			2			1
Other assets		323			323			$ 431
Before-tax gain on disposal		$ 62	$ 60		$ 304	$ 72
Headwater Exploration Inc.
Disclosure of classes of share capital [Line Items]
Proceeds from disposal of oil and gas assets	$ 110

[1]	See Note 3 for revisions to prior period results.